INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INVESTMENTS IN AFFILIATES
Carrying Value	$ 289,601	$ 232,980
Lingang Frontier (Yangzhou) CSI New Energy Investment Fund, LP
INVESTMENTS IN AFFILIATES
Carrying Value	$ 74,789	$ 54,254
Ownership Percentage	39.20%	44.90%
Suzhou Financial Leasing Co., Ltd.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 36,649	$ 32,578
Ownership Percentage	3.00%	3.00%
RE Crimson Holdings LLC
INVESTMENTS IN AFFILIATES
Carrying Value	$ 22,142	$ 25,230
Ownership Percentage	20.00%	20.00%
Panati Holding S.A.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 19,372	$ 21,199
Ownership Percentage	30.00%	30.00%
Canadian Solar Infrastructure Fund, Inc.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 18,479	$ 17,078
Ownership Percentage	14.50%	14.90%
Evacuacion Tordesillas 400KV, Sociedad Limitada
INVESTMENTS IN AFFILIATES
Carrying Value	$ 18,072	$ 3,373
Ownership Percentage	46.20%	46.20%
Lavras Solar Holding S.A.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 13,154	$ 12,296
Ownership Percentage	20.00%	20.00%
Tordesillas Renovables, S.L.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 13,123	$ 1,215
Ownership Percentage	33.40%	33.40%
Marangatu Holding S.A.
INVESTMENTS IN AFFILIATES
Carrying Value	$ 5,966	$ 19,640
Ownership Percentage	30.00%	30.00%
Others
INVESTMENTS IN AFFILIATES
Carrying Value	$ 67,855	$ 46,117
Others | Minimum
INVESTMENTS IN AFFILIATES
Ownership Percentage	1.80%	1.80%
Others | Maximum
INVESTMENTS IN AFFILIATES
Ownership Percentage	49.00%	49.00%